SEGMENT REPORTING (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SEGMENT REPORTING
Revenue	$ 64,525	$ 71,187	$ 58,972
Intersegment elimination
SEGMENT REPORTING
Revenue	(1,344)	(8)	(968)
Video processor business segment | PC camera processor
SEGMENT REPORTING
Revenue	20,401	53,011	46,974
Video processor business segment | Surveillance processor
SEGMENT REPORTING
Revenue	1,670
Video processor business segment | Other products
SEGMENT REPORTING
Revenue	7	424	883
Video surveillance solutions business segment
SEGMENT REPORTING
Revenue	43,791	17,760	12,083
Operating segment | Video processor business segment
SEGMENT REPORTING
Revenue	22,078	53,435	47,857
Operating segment | Video surveillance solutions business segment
SEGMENT REPORTING
Revenue	$ 43,791	$ 17,760	$ 12,083